Significant Accounting Policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2021
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful lives	5 years
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful lives	5 years
Furniture, fittings and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful lives	5 years